Ultra-Small Company Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.67%
Communication Services - 4 .30%
Alaska Communications
Systems Group, Inc.
336,400 $ 672,800
Cinedigm Corp., Class A
*+ 137,000 77,418
Creative Realities, Inc.
* 275,500 269,577
Cumulus Media, Inc.,
Class A
*+ 194,800 1,046,076
DHI Group, Inc.
* 15,500 35,030
Entravision
Communications Corp.,
Class A
64,800 98,496
Gogo, Inc.
*+ 31,200 288,288
Townsquare Media, Inc.,
Class A
18,400 85,744
$ 2,573,429
Consumer Discretionary - 15 .04%
AMCON Distributing Co.
2,100 135,639
Bassett Furniture Industries,
Inc.
22,200 303,696
Big 5 Sporting Goods
Corp.
+ 187,400 1,401,752
Charles & Colvard, Ltd.
* 298,600 244,882
Citi Trends, Inc.
27,200 679,456
Comstock Holding Cos.,
Inc.
* 22,200 54,168
Conn's, Inc.
* 89,800 950,084
Container Store Group, Inc.
(The)
*+ 43,200 268,272
Crown Crafts, Inc.
34,400 194,360
Educational Development
Corp.
62,000 1,039,740
Envela Corp.
*+ 28,700 123,123
Francesca's Holdings
Corp.
*+ 38,200 102,376
Hovnanian Enterprises, Inc.,
Class A
*+ 36,200 1,177,224
JAKKS Pacific, Inc.
*+ 6,350 24,130
Lakeland Industries, Inc.
*+ 41,200 815,760
Lazydays Holdings, Inc.
* 13,100 166,108
Lincoln Educational
Services Corp.
* 68,064 375,713
Live Ventures, Inc.
* 7,302 62,651
Tile Shop Holdings, Inc.
*+ 25,800 73,530
TravelCenters of America,
Inc.
* 27,320 533,833
Vera Bradley, Inc.
*+ 7,200 43,992
Vince Holding Corp.
*+ 26,200 141,742
VOXX International Corp.
* 12,400 95,356
9,007,587
Consumer Staples - 2 .83%
Farmer Brothers Co.
* 32,400 143,208
Industry Company Shares Value
Consumer Staples (continued)
Lifevantage Corp.
* 37,100 447,797
Mannatech, Inc.
13,809 231,439
Natural Alternatives
International, Inc.
* 21,500 162,325
Natural Grocers by Vitamin
Cottage, Inc.
22,200 218,892
Ocean Bio-Chem, Inc.
+ 24,575 352,160
Reliv International, Inc.
*+ 26,939 90,784
Summer Infant, Inc.
* 3,000 49,410
$ 1,696,015
Energy - 6 .07%
Aemetis, Inc.
*+ 145,000 464,000
Amplify Energy Corp.
+ 160,000 136,432
Centrus Energy Corp.,
Class A
*+ 8,900 74,493
Dawson Geophysical Co.
* 40,000 70,400
Earthstone Energy, Inc.,
Class A
* 53,900 139,601
ENGlobal Corp.
* 78,700 67,603
Geospace Technologies
Corp.
* 10,000 61,800
Goodrich Petroleum Corp.
* 18,400 141,496
Gran Tierra Energy, Inc.
* 337,000 78,285
HighPoint Resources Corp.
* 445,000 102,350
KLX Energy Services
Holdings, Inc.
*+ 16,702 69,313
Lonestar Resources US,
Inc., Class A
* 105,700 24,364
Mammoth Energy Services,
Inc.
* 110,000 176,000
MIND Technology, Inc.
* 22,400 46,592
Montage Resources
Corp.
*+ 17,801 78,146
Navios Maritime Acquisition
Corp.
5,800 24,534
NCS Multistage Holdings,
Inc.
* 12,900 7,663
PrimeEnergy Resources
Corp.
* 400 26,480
QEP Resources, Inc.
280,000 252,784
Seadrill, Ltd.
*+ 194,800 40,518
SilverBow Resources,
Inc.
*+ 195,651 768,909
Smart Sand, Inc.
*+ 175,400 229,774
Sundance Energy, Inc.
*+ 90,600 210,192
Superior Drilling Products,
Inc.
* 122,800 50,459
TETRA Technologies, Inc.
* 245,000 125,146
Uranium Energy Corp.
* 14,000 13,955

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
VAALCO Energy, Inc.
* 150,700 150,700
$ 3,631,989
Financials - 19 .13%
1347 Property Insurance
Holdings, Inc.
* 7,800 30,030
A-Mark Precious Metals,
Inc.
50,900 1,716,348
AmeriServ Financial, Inc.
11,600 32,596
Ashford, Inc.
*+ 12,300 71,340
Atlanticus Holdings Corp.
* 36,800 437,920
Bank7 Corp.
3,500 32,900
C&F Financial Corp.
4,352 129,254
Capitala Finance Corp.
*+ 71,883 676,419
Carver Bancorp, Inc.
* 76,500 493,425
CF Bankshares, Inc.
* 4,800 57,984
Chemung Financial Corp.
3,200 92,384
Citizens Community
Bancorp, Inc.
3,300 22,737
Community West
Bancshares
5,000 40,150
Consumer Portfolio
Services, Inc.
* 435,100 1,435,830
Eagle Bancorp Montana,
Inc.
4,500 79,290
Elevate Credit, Inc.
*+ 362,500 931,625
First Guaranty Bancshares,
Inc.
2,100 25,431
FlexShopper, Inc.
* 99,900 176,823
GAMCO Investors, Inc.,
Class A
10,100 116,857
Impac Mortgage Holdings,
Inc.
* 102,181 129,770
Investcorp Credit
Management BDC, Inc.
114,100 414,183
Manning & Napier, Inc.
217,100 927,017
Marlin Business Services
Corp.
36,700 258,735
Medallion Financial Corp.
* 12,500 31,250
Monroe Capital Corp.
+ 39,300 268,812
National Holdings Corp.
* 80,400 170,448
Northeast Bank
31,600 581,440
OP Bancorp
17,500 100,100
Portman Ridge Finance
Corp.
+ 119,500 160,130
Pzena Investment
Management, Inc.,
Class A
74,300 398,248
Randolph Bancorp, Inc.
*+ 3,600 44,748
Richmond Mutual BanCorp,
Inc.
+ 12,300 130,134
SB Financial Group, Inc.
11,822 159,479
Industry Company Shares Value
Financials (continued)
Security National Financial
Corp., Class A
* 109,477 700,653
Silvercrest Asset
Management Group, Inc.,
Class A
10,500 109,830
Timberland Bancorp, Inc.
3,200 57,600
Westwood Holdings Group,
Inc.
+ 19,000 211,660
$ 11,453,580
Health Care - 21 .33%
Alimera Sciences, Inc.
*+ 7,200 34,992
American Shared Hospital
Services
*+ 125,200 226,612
Ampio Pharmaceuticals,
Inc.
* 415,000 397,155
Assertio Holdings, Inc.
* 160,000 106,512
Bioanalytical Systems,
Inc.
*+ 67,510 322,698
Castlight Health, Inc.,
Class B
* 212,952 240,636
cbdMD, Inc.
*+ 260,800 521,600
Conformis, Inc.
* 145,000 121,437
Cumberland
Pharmaceuticals, Inc.
* 16,400 52,644
Cymabay Therapeutics,
Inc.
* 98,224 711,142
CynergisTek, Inc.
* 109,000 171,130
Digirad Corp.
*+ 90,400 225,096
Electromed, Inc.
* 97,838 1,018,493
Enzo Biochem, Inc.
* 213,800 451,118
Exagen, Inc.
*+ 14,700 159,348
EyePoint Pharmaceuticals,
Inc.
* 130,000 67,353
Five Star Senior Living,
Inc.
* 30,600 155,142
GlycoMimetics, Inc.
*+ 114,200 350,594
Harvard Bioscience, Inc.
*+ 359,000 1,080,590
Ideaya Biosciences, Inc.
* 8,300 104,248
Infinity Pharmaceuticals,
Inc.
* 70,300 82,251
InfuSystem Holdings, Inc.
* 88,098 1,129,416
IntriCon Corp.
* 59,500 724,710
IRIDEX Corp.
* 20,900 40,964
Kewaunee Scientific Corp.
16,100 143,934
Matinas BioPharma
Holdings, Inc.
* 375,000 287,250
Milestone Scientific, Inc.
* 176,100 244,779
MTBC, Inc.
* 132,400 1,174,388
NantHealth, Inc.
* 37,300 87,282
Navidea
Biopharmaceuticals, Inc.
* 62,540 168,858

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Palatin Technologies, Inc.
* 250,000 118,200
Pro-Dex, Inc.
*+ 1,700 48,620
Protalix BioTherapeutics,
Inc.
*+ 95,500 369,585
Retractable Technologies,
Inc.
*+ 112,600 749,916
Rockwell Medical, Inc.
* 111,500 119,305
Sesen Bio, Inc.
* 296,500 415,100
Sierra Oncology, Inc.
* 7,700 82,159
Sonoma Pharmaceuticals,
Inc.
* 15,900 132,765
SunLink Health Systems,
Inc.
* 4,700 4,465
Surgalign Holdings, Inc.
* 11,590 20,978
Timber Pharmaceuticals,
Inc.
*+ 107,800 107,132
$ 12,770,597
Industrials - 13 .82%
Acme United Corp.
18,000 414,506
Air Industries Group
* 113,200 138,104
ARC Document Solutions,
Inc.
306,600 275,940
Armstrong Flooring, Inc.
* 58,100 200,445
Avalon Holdings Corp.,
Class A
* 14,700 25,725
BG Staffing, Inc.
55,800 472,626
Broadwind, Inc.
* 207,500 595,525
Chicago Rivet & Machine
Co.
1,900 41,040
DIRTT Environmental
Solutions
* 149,400 237,546
DLH Holdings Corp.
* 7,500 54,375
Fuel Tech, Inc.
* 203,500 171,245
Houston Wire & Cable Co.
* 16,500 41,250
Hudson Global, Inc.
* 2,019 19,484
Hudson Technologies, Inc.
* 95,400 109,710
Huttig Building Products,
Inc.
* 27,100 59,349
L B Foster Co., Class A
* 2,600 34,892
LS Starrett Co. (The),
Class A
* 32,300 95,285
LSI Industries, Inc.
143,000 965,250
Lydall, Inc.
* 30,600 506,124
Mastech Digital, Inc.
* 36,300 653,763
Navios Maritime Holdings,
Inc.
* 21,300 37,488
Orion Energy Systems, Inc.
* 209,000 1,582,130
Orion Group Holdings, Inc.
* 58,200 160,050
Performant Financial Corp.
* 50,000 46,925
Perma-Pipe International
Holdings, Inc.
* 4,500 25,425
Industry Company Shares Value
Industrials (continued)
Quad/Graphics, Inc.
182,375 552,596
Quest Resource Holding
Corp.
* 22,000 41,800
Team, Inc.
* 53,800 295,900
Tel-Instrument Electronics
Corp.
* 11,400 40,242
Transcat, Inc.
* 5,600 164,080
Virco Mfg. Corp.
* 17,600 37,840
Volt Information Sciences,
Inc.
* 125,400 176,814
$ 8,273,474
Information Technology - 12 .09%
AstroNova, Inc.
16,800 134,736
Aviat Networks, Inc.
* 56,013 1,230,046
Bel Fuse, Inc., Class B
4,200 44,856
Blonder Tongue
Laboratories, Inc.
* 290,100 237,911
Communications Systems,
Inc.
105,900 405,597
CounterPath Corp.
*+ 94,000 289,520
CPS Technologies Corp.
* 171,300 281,789
Identiv, Inc.
* 18,500 115,810
Information Services Group,
Inc.
* 68,700 144,957
inTEST Corp.
* 213,400 960,300
Intevac, Inc.
* 33,800 186,238
Key Tronic Corp.
* 4,600 45,310
MicroVision, Inc.
*+ 210,000 409,500
NetSol Technologies, Inc.
* 27,700 81,161
One Stop Systems, Inc.
*+ 70,100 147,210
PRGX Global, Inc.
* 32,600 155,176
RF Industries, Ltd.
+ 66,096 293,466
Schmitt Industries, Inc.
*+ 70,802 365,338
SecureWorks Corp.,
Class A
*+ 46,900 534,191
ServiceSource International,
Inc.
* 46,200 67,914
Synacor, Inc.
* 110,500 166,855
Taitron Components, Inc.,
Class A
68,500 163,715
TESSCO Technologies, Inc.
50,730 272,420
TransAct Technologies, Inc.
56,100 280,500
Universal Security
Instruments, Inc.
*+ 67,500 128,250
WidePoint Corp.
* 198,100 99,030
7,241,796
Materials - 4 .79%
AgroFresh Solutions, Inc.
* 35,100 85,293
Caledonia Mining Corp.
PLC
10,700 181,793

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)
4
Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Materials (continued)
Contura Energy, Inc.
*+ 10,400 76,128
Core Molding Technologies,
Inc.
* 17,900 158,594
Flexible Solutions
International, Inc.
37,600 76,704
Friedman Industries, Inc.
71,800 416,440
Gulf Resources, Inc.
* 107,360 579,744
Intrepid Potash, Inc.
* 14,470 122,127
Olympic Steel, Inc.
103,300 1,173,488
$ 2,870,311
Real Estate - 0 .27%
Griffin Industrial Realty, Inc.
3,000 160,350
TOTAL COMMON STOCKS - 99.67% 59,679,128
(Cost $59,737,356)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.35%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 209,695
209,695
TOTAL MONEY MARKET FUND - 0.35% 209,695
(Cost $209,695)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 11.05%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 6,614,644
6,614,644
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 11.05% 6,614,644
(Cost $6,614,644)
TOTAL INVESTMENTS - 111 .07% $ 66,503,467
(Cost $66,561,695)
Liabilities in Excess of Other Assets - (11.07%) (6,627,579)
NET ASSETS - 100.00% $ 59,875,888
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2020.
^ Rate disclosed as of September 30, 2020.
+ This security or a portion of the security is out on loan as of
September 30, 2020. Total loaned securities had a value of
$8,192,623 as of September 30, 2020.
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 9/30/2020 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks
Industrials $ 8,233,232 $ 40,242 $ – $ 8,273,474
Other
Industries (a) 51,405,654 – – 51,405,654
Total Common
Stocks 59,638,886 40,242 – 59,679,128
Money Market
Fund – 209,695 – 209,695
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 6,614,644 – 6,614,644
TOTAL
$59,638,886 $6,864,581 $– $66,503,467
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks
Balance as of 06/30/2020 $ 11,264
Purchases/Issuances –
Sales/Expirations (10,462)
Return of Capital –
Realized Gain/(Loss) (115,097)
Change in unrealized Appreciation/(Depreciation) 114,295
Transfers in –
Transfers out –
Balance as of 09/30/2020 $ –
Net change in unrealized Appreciation/(Depreciation) from
investments held as of 09/30/2020 $ –